Related party transactions - Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Leases Receivable, Related Parties [Roll Forward]
Deposits	$ 12,991,076	$ 13,870,223
Interest and fees on loans	249,390	221,544	$ 230,656
Net other gains (losses)	1,079	(1,154)	(552)
Total non-interest expense	331,595	333,890	344,594
Other non-interest income	5,971	4,795	5,610
Directors and Executives
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	7,375	42,391
Net loans issued (repaid) during the year	(5,362)	(40,448)
Effect of changes in the composition of related parties	18,380	5,432
Ending balance	20,393	7,375	42,391
Deposits	92,806	21,683
Interest and fees on loans	900	1,209	1,444
Affiliates
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans	10,211	10,489
Deposits	560	441
Interest and fees on loans	669	618	654
Net other gains (losses)	0	99	742
Total non-interest expense	1,720	1,519	1,431
Other non-interest income	$ 242	$ 0	$ 0